Price risk management assets and liabilties (Partnership's derivative assets and liabilities, amount of gain/(loss) reclassified from AOCI into income (effective portion)) (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	$ 0	$ (1)	$ 8
Amount of Gain/(Loss) Reclassified from AOCI into Income (Effective Portion)	(3)	4	14
Amount of Gain (Loss) Recognized in Income on Ineffective Portion	(8)	8	54
Amount of Gain (Loss) Recognized In Income On Derivatives	39	24	(12)
Gains (losses) on interest rate derivatives	(157)	44	(4)
Commodity [Member]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	0	(1)	8
Commodity [Member] | Cost of Sales [Member]
Amount of Gain/(Loss) Reclassified from AOCI into Income (Effective Portion)	(3)	4	14
Amount of Gain (Loss) Recognized in Income on Ineffective Portion	(8)	8	54
Interest Rate Derivatives [Member] | Gains (Losses) On Non-Hedged Interest Rate Derivatives [Member]
Amount of Gain (Loss) Recognized In Income On Derivatives	(157)	53	(19)
Embedded Derivatives in Regency Preferred Units [Member] | Other Income (Expenses) [Member]
Amount of Gain (Loss) Recognized In Income On Derivatives	3	6	14
Trading [Member] | Commodity [Member] | Cost of Sales [Member]
Amount of Gain (Loss) Recognized In Income On Derivatives	(6)	(11)	(7)
Non Trading [Member] | Commodity [Member] | Cost of Sales [Member]
Amount of Gain (Loss) Recognized In Income On Derivatives	199	(21)	26
Non Trading [Member] | Commodity [Member] | Deferred Gas Purchases [Member]
Amount of Gain (Loss) Recognized In Income On Derivatives	$ 0	$ (3)	$ (26)